Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Previously Reported [Member] Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member]	Effect of Retroactive Application of Recapitalization [Member] Preferred Stock [Member]	Effect of Retroactive Application of Recapitalization [Member] Common Stock [Member]	Effect of Retroactive Application of Recapitalization [Member] Additional Paid-in Capital [Member]	Effect of Retroactive Application of Recapitalization [Member] Retained Earnings [Member]	Effect of Retroactive Application of Recapitalization [Member] AOCI Attributable to Parent [Member]	Effect of Retroactive Application of Recapitalization [Member]	Preferred Stock [Member] Restricted Stock Units (RSUs) [Member]	Preferred Stock [Member]	Common Stock [Member] Restricted Stock Units (RSUs) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Restricted Stock Units (RSUs) [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Restricted Stock Units (RSUs) [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Restricted Stock Units (RSUs) [Member]	AOCI Attributable to Parent [Member]	Retained Earnings, Appropriated [Member] Restricted Stock Units (RSUs) [Member]	Retained Earnings, Appropriated [Member]	Restricted Stock Units (RSUs) [Member]	Total
Balance (in shares) at Dec. 31, 2020	145,130,628	30,521,693					(145,130,628)	(12,526,339)						0		17,995,354
Balance at Dec. 31, 2020	$ 158,707	$ 31	$ 6,750	$ (115,808)	$ 3	$ (109,024)	$ (158,707)	$ (29)	$ 158,736	$ 0	$ 0	$ 158,707		$ 0		$ 2		$ 165,486		$ (115,808)		$ 3				$ 49,683
Stock-based compensation														0		0		1,143		0		0				1,143
Net loss														0		0		0		(28,916)		0				(28,916)
Other comprehensive loss														$ 0		$ 0		0		0		(7)				(7)
Exercise of common stock options (in shares)														0		56,238
Exercise of stock options														$ 0		$ 0		98		0		0				98
Balance (in shares) at Dec. 31, 2021	145,130,628	31,070,665					(145,130,628)	(13,019,073)						0		18,051,592
Balance at Dec. 31, 2021	$ 158,707	$ 31	7,991	(144,724)	(4)	(136,706)	$ (158,707)	$ (29)	158,736	0	0	158,707		$ 0		$ 2		166,727		(144,724)		(4)				22,001
Stock-based compensation														0		0		421		0		0				421
Net loss														0		0		0		(9,042)		0				(9,042)
Other comprehensive loss														$ 0		$ 0		0		0		2				2
Exercise of common stock options (in shares)														0		33,276
Exercise of stock options														$ 0		$ 0		50		0		0				50
Balance (in shares) at Mar. 31, 2022														0		18,084,868
Balance at Mar. 31, 2022														$ 0		$ 2		167,198		(153,766)		(2)				13,432
Balance (in shares) at Dec. 31, 2021	145,130,628	31,070,665					(145,130,628)	(13,019,073)						0		18,051,592
Balance at Dec. 31, 2021	$ 158,707	$ 31	$ 7,991	$ (144,724)	$ (4)	$ (136,706)	$ (158,707)	$ (29)	$ 158,736	$ 0	$ 0	$ 158,707		$ 0		$ 2		166,727		(144,724)		(4)				22,001
Shares issued in private offering (in shares)														0		1,266,684
Private offering, net of transaction costs of $659														$ 0		$ 0		5,410		0		0				5,410
Vesting of restricted stock units (in shares)															80,668
Vesting of restricted stock units															$ 0		$ 326								$ 326
Stock-based compensation														0		0		1,883		0		0				1,883
Net loss														0		0		0		(32,069)		0				(32,069)
Other comprehensive loss														$ 0		$ 0		0		0		4				$ 4
Exercise of common stock options (in shares)														0		75,550										75,550
Exercise of stock options														$ 0		$ 0		110		0		0				$ 110
Balance (in shares) at Dec. 31, 2022														0		22,646,015
Balance at Dec. 31, 2022														$ 0		$ 2		183,168		$ (176,793)		0		$ (176,793)		6,377
Shares issued in private offering (in shares)																1,995,708
Private offering, net of transaction costs of $659																$ 0		2,132				0		0		2,132
Vesting of restricted stock units (in shares)															10,823
Vesting of restricted stock units															$ 0		$ 170				$ 0		$ 0		$ 170
Stock-based compensation																0		487				0		0		487
Net loss																0		0				0		(6,053)		(6,053)
Other comprehensive loss																$ 0		0				0		0		$ 0
Exercise of common stock options (in shares)																										0
Balance (in shares) at Mar. 31, 2023																24,652,546
Balance at Mar. 31, 2023																$ 2		$ 185,957				$ 0		$ (182,846)		$ 3,113